July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Global Government Bond USD Hedged Active ETF | GGOV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 1.1%
Australia Government Bond
1.00%, 12/21/30(a)	AUD30	$16,783
1.25%, 05/21/32	AUD140	75,839
1.75%, 06/21/51(a)	AUD30	10,233
2.75%, 11/21/27(a)	AUD100	63,404
2.75%, 11/21/29(a)	AUD230	143,244
2.75%, 05/21/41(a)	AUD37	18,800
3.75%, 05/21/34(a)	AUD20	12,472
4.25%, 06/21/34(a)	AUD120	77,625
4.25%, 03/21/36(a)	AUD70	44,788
4.25%, 10/21/36	AUD20	12,746
4.75%, 06/21/54(a)	AUD10	6,219
		482,153
Austria — 0.8%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR39	43,378
0.70%, 04/20/71(b)	EUR30	11,925
0.75%, 03/20/51(b)	EUR23	14,015
2.50%, 10/20/29(b)	EUR80	91,745
2.90%, 02/20/33(b)	EUR50	57,460
2.95%, 02/20/35(b)	EUR33	37,475
3.15%, 06/20/44(b)	EUR25	27,298
3.15%, 10/20/53(b)	EUR10	10,399
3.20%, 07/15/39(a)	EUR27	30,358
		324,053
Belgium — 1.2%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR40	43,623
0.35%, 06/22/32(b)	EUR52	50,236
1.70%, 06/22/50(b)	EUR40	29,397
2.60%, 10/22/30(b)	EUR30	34,240
2.70%, 10/22/29(b)	EUR30	34,607
2.85%, 10/22/34(b)	EUR50	55,828
3.00%, 06/22/33(b)	EUR60	68,730
3.10%, 06/22/35(b)	EUR30	33,942
3.45%, 06/22/42(b)	EUR30	32,997
3.45%, 06/22/43(b)	EUR10	10,960
3.50%, 06/22/55(b)	EUR10	10,321
4.00%, 03/28/32(a)	EUR30	36,723
4.25%, 03/28/41(b)	EUR40	48,833
		490,437
Canada — 1.6%
Canada Government Bond, 3.50%, 12/01/57	CAD60	41,210
Canadian Government Bond
2.00%, 12/01/51	CAD83	42,336
2.50%, 08/01/27	CAD100	71,796
2.75%, 12/01/55	CAD10	5,913
3.00%, 03/01/32	CAD195	139,053
3.25%, 11/01/26	CAD60	43,559
3.25%, 09/01/28	CAD105	76,614
3.25%, 06/01/35	CAD130	92,286
3.50%, 03/01/28	CAD30	22,012
3.50%, 12/01/45	CAD20	14,048
4.00%, 06/01/41	CAD17	12,822
Canadian When Issued Government Bond, 2.75%, 09/01/30	CAD172	122,287
		683,936
Security	Par (000)	Value
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
5.10%, 07/15/50	CLP5,000	$4,821
5.80%, 10/01/29(b)	CLP10,000	10,456
5.80%, 10/01/34(b)	CLP25,000	26,092
		41,369
China — 0.4%
China Government Bond, 3.96%, 07/29/40	CNY960	168,171
Czech Republic — 0.2%
Czech Republic Government Bond
0.05%, 11/29/29	CZK970	38,241
3.60%, 06/03/36	CZK720	30,760
4.50%, 11/11/32	CZK670	31,703
		100,704
Denmark — 0.2%
Denmark Government Bond
0.00%, 11/15/31(c)	DKK180	24,013
0.25%, 11/15/52	DKK80	6,332
0.50%, 11/15/27	DKK100	14,872
2.25%, 11/15/35	DKK100	14,882
4.50%, 11/15/39	DKK80	14,752
		74,851
Finland — 0.4%
Finland Government Bond
0.13%, 09/15/31(b)	EUR40	39,215
0.25%, 09/15/40(b)	EUR10	7,199
2.88%, 04/15/29(b)	EUR37	43,015
2.95%, 04/15/55(b)	EUR10	9,952
3.00%, 09/15/33(b)	EUR10	11,492
3.00%, 09/15/35(b)	EUR23	26,088
3.20%, 04/15/45(a)	EUR15	16,347
		153,308
France — 5.4%
French Republic Government Bond OAT
0.50%, 05/25/29(b)	EUR150	159,156
1.25%, 05/25/36(b)	EUR100	91,728
1.25%, 05/25/38(b)	EUR160	138,696
1.50%, 05/25/50(b)	EUR20	13,890
1.75%, 05/25/66(b)	EUR127	76,647
2.40%, 09/24/28(b)	EUR120	137,271
2.50%, 09/24/26(b)	EUR130	149,219
2.70%, 02/25/31(b)	EUR140	159,289
2.75%, 02/25/29(b)	EUR255	294,216
2.75%, 02/25/30(b)	EUR230	264,310
3.00%, 05/25/33(b)	EUR170	192,815
3.20%, 05/25/35(b)	EUR150	169,231
3.50%, 11/25/33(b)	EUR140	163,714
3.60%, 05/25/42(b)	EUR120	133,128
3.75%, 05/25/56(b)	EUR123	130,629
		2,273,939
Germany — 1.1%
Bundesobligation,2.10%, 04/12/29(a)	EUR130	148,236
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/50(a)(c)	EUR40	21,219
1.25%, 08/15/48(a)	EUR80	63,654
2.30%, 02/15/33(a)	EUR50	56,329
2.60%, 08/15/33(a)	EUR45	51,615
2.60%, 05/15/41(a)	EUR130	140,740
		481,793

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece — 0.2%
Hellenic Republic Government Bond
1.75%, 06/18/32(b)	EUR20	$21,112
3.63%, 06/15/35(b)	EUR25	29,173
3.88%, 06/15/28(b)	EUR23	27,386
4.13%, 06/15/54(b)	EUR4	4,518
4.20%, 01/30/42(a)	EUR13	15,502
		97,691
Hungary — 0.1%
Hungary Government Bond
2.00%, 05/23/29	HUF9,900	24,047
2.25%, 04/20/33	HUF8,350	17,198
		41,245
Indonesia — 0.7%
Indonesia Treasury Bond
6.25%, 06/15/36	IDR179,000	10,563
6.38%, 08/15/28	IDR686,000	42,239
6.38%, 04/15/32	IDR960,000	58,249
6.50%, 07/15/30	IDR756,000	46,556
6.75%, 07/15/35	IDR902,000	55,418
6.88%, 08/15/51	IDR225,000	13,458
7.13%, 08/15/40	IDR634,000	39,370
7.13%, 08/15/45	IDR307,000	19,064
7.38%, 05/15/48	IDR121,000	7,648
		292,565
Ireland — 0.3%
Ireland Government Bond
0.90%, 05/15/28(a)	EUR15	16,583
1.35%, 03/18/31(a)	EUR40	43,074
2.60%, 10/18/34(a)	EUR21	23,373
3.00%, 10/18/43(a)	EUR21	22,811
3.15%, 10/18/55(a)	EUR13	13,716
		119,557
Israel — 0.2%
Israel Government Bond
2.80%, 11/29/52	ILS38	7,891
3.75%, 02/28/29	ILS170	49,401
3.75%, 03/31/47	ILS36	9,277
4.00%, 03/30/35	ILS112	32,187
		98,756
Italy — 5.2%
Italy Buoni Poliennali Del Tesoro
2.10%, 08/26/27(a)	EUR70	79,741
2.55%, 02/25/27(a)	EUR110	126,314
2.95%, 02/15/27(a)	EUR110	127,108
2.95%, 07/01/30(a)	EUR105	121,076
3.10%, 08/28/26(a)	EUR100	115,385
3.15%, 11/15/31(b)	EUR140	161,415
3.25%, 07/15/32(b)	EUR100	115,324
3.45%, 07/15/27(a)	EUR100	116,909
3.45%, 07/15/31(a)	EUR110	129,196
3.60%, 10/01/35(a)	EUR120	138,187
3.65%, 08/01/35(b)	EUR110	127,365
3.85%, 09/15/26(a)	EUR70	81,431
3.85%, 07/01/34(a)	EUR90	106,795
3.85%, 02/01/35(a)	EUR110	130,118
3.85%, 10/01/40(b)	EUR115	130,356
4.30%, 10/01/54(b)	EUR110	124,922
4.45%, 09/01/43(b)	EUR40	48,053
4.50%, 10/01/53(b)	EUR48	56,627
Security	Par (000)	Value
Italy (continued)
5.75%, 02/01/33(a)	EUR100	$133,951
		2,170,273
Japan — 15.4%
Japan Government Five Year Bond
0.50%, 06/20/29	JPY49,000	318,710
0.90%, 12/20/29	JPY25,200	166,083
1.00%, 03/20/30	JPY62,000	409,895
1.10%, 12/20/29	JPY22,000	146,250
Japan Government Forty Year Bond
2.20%, 03/20/49	JPY15,000	89,845
2.20%, 03/20/50	JPY22,000	129,780
2.20%, 03/20/51	JPY24,000	138,952
2.20%, 03/20/64	JPY23,500	119,425
2.40%, 03/20/48	JPY40,000	251,597
3.10%, 03/20/65	JPY750	4,750
Japan Government Ten Year Bond
0.70%, 12/20/33	JPY48,800	305,751
1.00%, 03/20/34	JPY62,300	398,654
Japan Government Thirty Year Bond
2.20%, 09/20/39	JPY50,000	337,009
2.20%, 03/20/41	JPY7,200	47,667
2.20%, 06/20/54	JPY30,650	170,465
2.30%, 05/20/32	JPY49,000	347,377
2.30%, 03/20/39	JPY50,000	343,166
2.30%, 03/20/40	JPY50,000	339,208
2.40%, 02/20/30	JPY44,000	309,056
2.40%, 11/20/31	JPY46,000	327,231
2.40%, 09/20/38	JPY30,000	209,300
2.40%, 03/20/55	JPY9,300	53,986
2.50%, 06/20/34	JPY4,500	32,437
2.50%, 09/20/34	JPY10,000	72,065
2.50%, 03/20/36	JPY2,000	14,369
2.50%, 06/20/36	JPY6,000	43,033
2.50%, 03/20/38	JPY27,800	196,914
Japan Government Twenty Year Bond
1.70%, 12/20/31	JPY4,000	27,327
2.00%, 12/20/44	JPY2,500	15,290
2.40%, 03/20/45	JPY8,900	57,867
Japan Government Two Year Bond
0.60%, 12/01/26	JPY50,000	331,034
0.70%, 02/01/27	JPY28,000	185,533
0.70%, 07/01/27	JPY60,000	396,987
0.80%, 06/01/27	JPY16,000	106,086
0.90%, 08/01/27	JPY7,000	46,490
		6,489,589
Malaysia — 0.7%
Malaysia Government Bond
3.34%, 05/15/30	MYR200	47,258
3.48%, 07/02/35	MYR130	30,715
3.52%, 04/20/28	MYR250	59,321
3.58%, 07/15/32	MYR170	40,405
4.05%, 04/18/39	MYR235	57,657
4.07%, 06/15/50	MYR70	16,820
4.18%, 05/16/44	MYR120	29,655
4.46%, 03/31/53	MYR70	17,843
		299,674
Mexico — 0.6%
Mexican Bonos
5.50%, 03/04/27	MXN10	50,955
7.50%, 05/26/33	MXN10	48,166

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
8.00%, 05/24/35	MXN10	$48,579
8.00%, 11/07/47	MXN10	43,766
8.50%, 02/28/30	MXN10	52,488
		243,954
Netherlands — 1.0%
Netherlands Government Bond
0.00%, 01/15/27(b)(c)	EUR50	55,505
0.00%, 01/15/52(b)(c)	EUR30	14,636
0.50%, 07/15/32(b)	EUR50	49,542
0.50%, 01/15/40(b)	EUR35	27,818
0.75%, 07/15/28(b)	EUR40	43,900
2.00%, 01/15/54(b)	EUR20	17,346
2.50%, 01/15/30(b)	EUR76	87,365
2.50%, 07/15/35(b)	EUR50	55,346
3.25%, 01/15/44(b)	EUR45	51,590
		403,048
New Zealand — 0.2%
New Zealand Government Bond
0.25%, 05/15/28	NZD40	21,574
1.75%, 05/15/41	NZD17	6,478
2.00%, 05/15/32	NZD40	20,532
2.75%, 05/15/51	NZD15	5,772
4.25%, 05/15/36	NZD40	22,808
4.50%, 05/15/30	NZD30	18,189
		95,353
Norway — 0.1%
Norway Government Bond
1.25%, 09/17/31(b)	NOK320	26,664
3.75%, 06/12/35(b)	NOK150	14,281
		40,945
Peru — 0.1%
Peru Government Bond, 7.30%, 08/12/33(b)	PEN0 (d)	45,441
Poland — 0.5%
Republic of Poland Government Bond
0.00%, 01/25/28(c)	PLN400	95,917
1.75%, 04/25/32	PLN100	21,704
4.00%, 04/25/47	PLN28	6,019
4.50%, 07/25/30	PLN180	47,125
5.00%, 10/25/34	PLN110	28,552
		199,317
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR50	49,600
0.70%, 10/15/27(b)	EUR30	33,300
1.00%, 04/12/52(b)	EUR10	6,074
1.15%, 04/11/42(b)	EUR28	22,130
1.95%, 06/15/29(b)	EUR20	22,584
3.00%, 06/15/35(b)	EUR35	39,600
3.63%, 06/12/54(b)	EUR5	5,411
		178,699
Romania — 0.2%
Romania Government Bond
6.30%, 04/25/29	RON200	43,396
7.20%, 10/30/33	RON120	26,835
		70,231
Singapore — 0.3%
Singapore Government Bond
1.88%, 03/01/50	SGD20	14,557
Security	Par (000)	Value
Singapore (continued)
2.38%, 07/01/39	SGD30	$23,634
3.00%, 04/01/29	SGD50	40,135
3.00%, 08/01/72(a)	SGD10	9,067
3.38%, 05/01/34	SGD30	25,491
		112,884
Slovakia — 0.2%
Slovakia Government Bond
2.50%, 06/04/29(a)	EUR10	11,396
3.75%, 03/06/34(a)	EUR40	46,771
3.75%, 02/27/40(a)	EUR10	11,190
		69,357
Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR5	2,721
3.00%, 03/10/34(a)	EUR25	28,448
		31,169
South Korea — 1.8%
Korea Treasury Bond
1.13%, 09/10/39	KRW21,250	12,362
1.38%, 06/10/30	KRW15,000	10,192
1.88%, 03/10/51	KRW98,800	59,941
2.00%, 09/10/68	KRW19,340	11,693
2.25%, 06/10/28	KRW98,020	70,229
2.50%, 03/10/52	KRW90,020	61,942
2.63%, 03/10/30	KRW135,920	98,054
2.63%, 06/10/35	KRW80,460	57,109
2.63%, 03/10/48	KRW50,110	35,083
2.63%, 03/10/55	KRW63,080	44,614
2.75%, 09/10/54	KRW11,650	8,443
2.75%, 09/10/74	KRW15,440	11,683
2.88%, 09/10/44	KRW52,850	38,415
3.25%, 06/10/27	KRW112,330	82,186
3.25%, 09/10/42	KRW58,880	44,856
3.25%, 03/10/53	KRW49,010	38,834
3.38%, 06/10/32	KRW110,400	82,684
3.63%, 09/10/53	KRW6,000	5,079
		773,399
Spain — 3.3%
Spain Government Bond
0.00%, 01/31/27(c)	EUR80	88,622
0.80%, 07/30/29	EUR90	96,372
0.85%, 07/30/37(b)	EUR100	85,287
2.40%, 05/31/28	EUR100	114,568
2.50%, 05/31/27	EUR80	91,991
2.70%, 01/31/30	EUR70	80,498
3.10%, 07/30/31	EUR110	128,018
3.20%, 10/31/35(b)	EUR10	11,350
3.25%, 04/30/34(b)	EUR70	80,794
3.45%, 10/31/34(b)	EUR93	108,630
3.45%, 07/30/43(b)	EUR88	95,863
3.50%, 05/31/29	EUR80	94,883
3.50%, 01/31/41(b)	EUR70	77,898
3.90%, 07/30/39(b)	EUR70	82,542
4.00%, 10/31/54(b)	EUR70	79,066
5.15%, 10/31/28(b)	EUR60	74,507
		1,390,889
Sweden — 0.1%
Sweden Government Bond
0.13%, 05/12/31(a)	SEK200	18,199
0.50%, 11/24/45(a)	SEK60	4,019

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
2.25%, 05/11/35(a)	SEK200	$20,101
		42,319
Switzerland — 0.2%
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(c)	CHF15	18,467
0.00%, 06/26/34(a)(c)	CHF35	41,970
0.50%, 05/28/40(a)	CHF15	18,321
0.50%, 05/24/55(a)	CHF13	15,720
0.88%, 05/22/47(a)	CHF10	13,018
		107,496
Thailand — 0.7%
Thailand Government Bond
1.66%, 03/17/30	THB590	18,298
2.00%, 12/17/31	THB1,080	34,280
2.05%, 04/17/28	THB1,970	61,342
2.41%, 03/17/35	THB1,440	47,525
2.70%, 06/17/40	THB1,000	34,361
2.80%, 06/17/34	THB351	11,914
2.98%, 06/17/45	THB650	22,756
3.15%, 06/17/50	THB420	15,316
3.60%, 06/17/67	THB450	18,727
4.00%, 06/17/55	THB270	11,642
4.00%, 06/17/72	THB250	11,660
		287,821
United Kingdom — 5.4%
United Kingdom Gilt
3.50%, 07/22/68(a)	GBP130	120,969
3.75%, 03/07/27(a)	GBP90	118,658
4.00%, 10/22/31(a)	GBP120	157,036
4.00%, 01/22/60(a)	GBP40	41,786
4.00%, 10/22/63(a)	GBP115	118,834
4.13%, 01/29/27(a)	GBP110	145,804
4.13%, 07/22/29(a)	GBP130	172,977
4.25%, 12/07/49(a)	GBP120	135,119
4.38%, 03/07/28(a)	GBP110	147,040
4.38%, 03/07/30(a)	GBP110	147,514
4.38%, 01/31/40(a)	GBP100	123,572
4.38%, 07/31/54(a)	GBP84	94,708
4.50%, 06/07/28(a)	GBP80	107,492
4.50%, 03/07/35(a)	GBP95	124,794
4.63%, 01/31/34(a)	GBP140	187,355
4.75%, 10/22/43(a)	GBP160	199,499
5.38%, 01/31/56(a)	GBP90	118,942
		2,262,099
Total Foreign Government Obligations — 50.5% (Cost: $21,948,235)		21,238,485
U.S. Government Obligations
U.S. Government Obligations — 32.4%
U.S. Treasury Note/Bond
0.63%, 11/30/27	$740	686,350
0.63%, 08/15/30	150	127,313
1.13%, 08/31/28	470	432,602
1.25%, 03/31/28	100	93,363
1.25%, 08/15/31	940	799,331
1.38%, 10/31/28	750	692,959
1.38%, 11/15/31	980	833,345
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.75%, 08/15/41	$1,050	$691,400
1.88%, 02/15/32	480	418,781
1.88%, 11/15/51	530	290,341
2.25%, 08/15/27	890	860,727
2.25%, 08/15/46	50	32,373
2.25%, 02/15/52	1,190	716,045
2.50%, 02/15/46	20	13,705
2.75%, 08/15/47	50	35,207
2.88%, 08/15/28	800	776,781
3.00%, 11/15/44	850	646,963
3.13%, 05/15/48	260	194,878
3.50%, 04/30/30	700	686,410
3.75%, 12/31/30	600	592,617
3.88%, 07/31/30	50	49,820
3.88%, 08/15/34	870	841,657
4.00%, 07/31/29	660	661,908
4.25%, 11/30/26	330	330,632
4.25%, 03/15/27	760	762,820
4.25%, 11/15/34	160	159,000
4.38%, 12/15/26	700	702,844
4.38%, 07/15/27	400	403,125
4.50%, 05/31/29	50	51,025
4.75%, 05/15/55	65	63,578
		13,647,900
Total U.S. Government Obligations — 32.4% (Cost: $13,704,115)		13,647,900
Total Long-Term Investments — 82.9% (Cost: $35,652,350)		34,886,385
	Shares
Short-Term Securities
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	3,544,857	3,546,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	100,000	100,000
Total Short-Term Securities — 8.7% (Cost: $3,646,275)		3,646,275
Total Investments — 91.6% (Cost: $39,298,625)		38,532,660
Other Assets Less Liabilities — 8.4%		3,515,780
Net Assets — 100.0%		$42,048,440

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Rounds to less than 1,000.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,546,275 (b)	$—	$—	$—	$3,546,275	3,544,857	$13,773 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000 (b)	—	—	—	100,000	100,000	411	—
				$—	$—	$3,646,275		$14,184	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	3	09/08/25	$401	$(1,064)
Euro-Schatz	4	09/08/25	489	(985)
10-Year U.S. Treasury Note	63	09/19/25	6,998	6,391
Long Gilt	41	09/26/25	4,990	518
				4,860
Short Contracts
30-Year Euro Buxl Bond	(1)	09/08/25	134	3,331
Euro BTP	(9)	09/08/25	1,240	(1,378)
Euro Bund	(21)	09/08/25	3,108	17,135
Euro OAT	(1)	09/08/25	141	(126)
10-Year Japanese Government Treasury Bonds	(2)	09/12/25	1,831	16,110
10-Year Australian Treasury Bond	(40)	09/15/25	2,925	(18,032)
10-Year Canadian Bond	(59)	09/18/25	5,132	(6,141)
Ultra U.S. Treasury Bond	(17)	09/19/25	1,992	18,594
5-Year U.S. Treasury Note	(1)	09/30/25	108	45
				29,538
				$34,398
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	111,187	CZK	2,340,000	BNP Paribas SA	08/04/25	$2,548
USD	64,356	DKK	412,000	Morgan Stanley & Co. LLC	08/04/25	1,367
USD	9,670,278	EUR	8,298,000	BNP Paribas SA	08/04/25	200,605
USD	269,957	EUR	230,000	Morgan Stanley & Co. LLC	08/04/25	7,481
USD	116,607	GBP	85,000	BNP Paribas SA	08/04/25	4,351
USD	2,249,758	GBP	1,651,000	Morgan Stanley & Co. LLC	08/04/25	69,365
USD	48,026	HUF	16,603,000	Morgan Stanley & Co. LLC	08/04/25	655
USD	6,844,386	JPY	992,756,000	BNP Paribas SA	08/04/25	261,123

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,594	JPY	1,870,000	Morgan Stanley & Co. LLC	08/04/25	$194
USD	21,184	MXN	397,000	BNP Paribas SA	08/04/25	139
USD	47,901	NOK	486,000	Morgan Stanley & Co. LLC	08/04/25	893
USD	96,431	NZD	160,000	Morgan Stanley & Co. LLC	08/04/25	2,175
USD	200,338	PLN	733,000	Morgan Stanley & Co. LLC	08/04/25	4,744
USD	75,817	RON	331,000	BNP Paribas SA	08/04/25	1,426
USD	48,279	SEK	458,000	Morgan Stanley & Co. LLC	08/04/25	1,493
USD	116,659	SGD	149,000	BNP Paribas SA	08/04/25	1,903
USD	277,217	THB	9,000,000	BNP Paribas SA	08/04/25	1,820
CHF	87,000	USD	106,932	UBS AG	08/05/25	178
USD	479,726	AUD	738,000	BNP Paribas SA	08/05/25	5,450
USD	25,407	AUD	39,000	Morgan Stanley & Co. LLC	08/05/25	344
USD	670,580	CAD	919,000	BNP Paribas SA	08/05/25	7,202
USD	57,806	CAD	79,000	Morgan Stanley & Co. LLC	08/05/25	781
USD	108,476	CHF	87,000	BNP Paribas SA	08/05/25	1,366
USD	500,388	AUD	777,000	Bank of America N.A.	09/02/25	794
USD	721,570	CAD	998,000	Morgan Stanley & Co. LLC	09/02/25	178
USD	108,874	CZK	2,340,000	Morgan Stanley & Co. LLC	09/02/25	147
USD	84,769	DKK	552,000	Morgan Stanley & Co. LLC	09/02/25	189
USD	4,082,290	EUR	3,563,000	Bank of America N.A.	09/02/25	8,372
USD	4,256,715	EUR	3,715,000	BNP Paribas SA	09/02/25	9,001
USD	1,130,825	GBP	855,000	Bank of America N.A.	09/02/25	1,351
USD	1,133,512	GBP	857,000	UBS AG	09/02/25	1,396
USD	47,372	HUF	16,603,000	Morgan Stanley & Co. LLC	09/02/25	72
USD	104,606	ILS	354,000	BNP Paribas SA	09/02/25	389
USD	3,316,330	JPY	495,690,000	Morgan Stanley & Co. LLC	09/02/25	18,654
USD	3,295,845	JPY	492,567,000	UBS AG	09/02/25	18,946
USD	254,864	MXN	4,816,000	Bank of America N.A.	09/02/25	373
USD	47,098	NOK	486,000	Bank of America N.A.	09/02/25	82
USD	94,470	NZD	160,000	Bank of America N.A.	09/02/25	116
USD	5,909	NZD	10,000	BNP Paribas SA	09/02/25	12
USD	8,030	PLN	30,000	BNP Paribas SA	09/02/25	29
USD	196,194	PLN	733,000	Goldman Sachs & Co.	09/02/25	699
USD	74,445	RON	331,000	Goldman Sachs & Co.	09/02/25	151
USD	46,967	SEK	458,000	Morgan Stanley & Co. LLC	09/02/25	94
USD	115,116	SGD	149,000	Morgan Stanley & Co. LLC	09/02/25	102
USD	276,134	THB	9,000,000	UBS AG	09/02/25	116
USD	6,441	AUD	10,000	UBS AG	09/17/25	9
USD	41,485	BRL	230,000	Goldman Sachs & Co.	09/17/25	867
USD	70,231	BRL	392,000	Morgan Stanley & Co. LLC	09/17/25	1,003
USD	12,710	BRL	70,000	UBS AG	09/17/25	348
USD	14,716	CAD	20,000	Morgan Stanley & Co. LLC	09/17/25	249
USD	41,859	CLP	40,480,000	Goldman Sachs & Co.	09/17/25	237
USD	1,916,015	CNY	13,660,000	Goldman Sachs & Co.	09/17/25	6,438
USD	36,504	CNY	260,000	UBS AG	09/17/25	158
USD	82,824	COP	340,746,000	BNP Paribas SA	09/17/25	1,775
USD	23,544	EUR	20,000	Morgan Stanley & Co. LLC	09/17/25	653
USD	13,305	GBP	10,000	Bank of America N.A.	09/17/25	93
USD	13,552	GBP	10,000	BNP Paribas SA	09/17/25	339
USD	13,486	GBP	10,000	Morgan Stanley & Co. LLC	09/17/25	274
USD	40,673	GBP	30,000	UBS AG	09/17/25	1,036
USD	3,840	HKD	30,000	Bank of America N.A.	09/17/25	4
USD	3,842	HKD	30,000	Morgan Stanley & Co. LLC	09/17/25	5

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,562	IDR	207,260,000	BNP Paribas SA	09/17/25	$17
USD	298,157	IDR	4,849,998,000	Morgan Stanley & Co. LLC	09/17/25	4,607
USD	13,920	JPY	2,030,000	UBS AG	09/17/25	393
USD	755,043	KRW	1,022,930,000	Bank of America N.A.	09/17/25	20,182
USD	16,817	KRW	22,673,000	Morgan Stanley & Co. LLC	09/17/25	529
USD	3,701	MXN	70,000	UBS AG	09/17/25	8
USD	295,039	MYR	1,252,000	Goldman Sachs & Co.	09/17/25	1,347
USD	51,944	PEN	186,000	BNP Paribas SA	09/17/25	238
USD	2,720	PLN	10,000	Goldman Sachs & Co.	09/17/25	53
USD	9,437	SEK	90,000	Morgan Stanley & Co. LLC	09/17/25	217
USD	5,018	ZAR	90,000	Goldman Sachs & Co.	09/17/25	92
						680,037
CZK	2,340,000	USD	108,787	Morgan Stanley & Co. LLC	08/04/25	$(147)
DKK	552,000	USD	63,109	Morgan Stanley & Co. LLC	08/04/25	(119)
EUR	4,863,000	USD	5,581,875	Bank of America N.A.	08/04/25	(32,222)
EUR	3,595,000	USD	4,111,718	BNP Paribas SA	08/04/25	(9,106)
EUR	70,000	USD	82,322	Morgan Stanley & Co. LLC	08/04/25	(2,438)
GBP	855,000	USD	1,130,507	Bank of America N.A.	08/04/25	(1,351)
GBP	24,000	USD	32,118	Morgan Stanley & Co. LLC	08/04/25	(423)
GBP	857,000	USD	1,133,194	UBS AG	08/04/25	(1,397)
HUF	16,603,000	USD	47,443	Morgan Stanley & Co. LLC	08/04/25	(71)
JPY	9,489,000	USD	65,920	Bank of America N.A.	08/04/25	(2,996)
JPY	495,690,000	USD	3,284,917	Morgan Stanley & Co. LLC	08/04/25	(18,538)
JPY	492,567,000	USD	3,285,226	UBS AG	08/04/25	(18,866)
MXN	4,816,000	USD	255,670	Bank of America N.A.	08/04/25	(382)
NOK	486,000	USD	47,090	Bank of America N.A.	08/04/25	(82)
NZD	160,000	USD	94,374	Bank of America N.A.	08/04/25	(118)
PLN	733,000	USD	196,295	Goldman Sachs & Co.	08/04/25	(701)
RON	331,000	USD	74,547	Goldman Sachs & Co.	08/04/25	(155)
SEK	458,000	USD	46,879	Morgan Stanley & Co. LLC	08/04/25	(93)
SGD	149,000	USD	114,859	Morgan Stanley & Co. LLC	08/04/25	(103)
THB	9,000,000	USD	275,803	UBS AG	08/04/25	(405)
USD	232,556	MXN	4,419,000	BNP Paribas SA	08/04/25	(1,687)
AUD	777,000	USD	500,132	Bank of America N.A.	08/05/25	(793)
CAD	998,000	USD	720,580	Morgan Stanley & Co. LLC	08/05/25	(176)
ILS	354,000	USD	104,586	BNP Paribas SA	08/05/25	(389)
USD	103,989	ILS	354,000	BNP Paribas SA	08/05/25	(209)
USD	107,310	CHF	87,000	UBS AG	09/02/25	(177)
USD	16,550	THB	540,000	UBS AG	09/02/25	(11)
AUD	20,000	USD	13,188	BNP Paribas SA	09/17/25	(325)
BRL	550,000	USD	98,491	Goldman Sachs & Co.	09/17/25	(1,360)
BRL	190,000	USD	34,218	Morgan Stanley & Co. LLC	09/17/25	(664)
CAD	30,000	USD	22,106	BNP Paribas SA	09/17/25	(405)
CAD	30,000	USD	21,777	Morgan Stanley & Co. LLC	09/17/25	(76)
CNY	253,000	USD	35,475	BNP Paribas SA	09/17/25	(108)
CNY	90,000	USD	12,620	UBS AG	09/17/25	(39)
COP	345,231,000	USD	84,901	Goldman Sachs & Co.	09/17/25	(2,786)
EUR	30,000	USD	35,283	BNP Paribas SA	09/17/25	(947)
GBP	12,000	USD	16,134	Goldman Sachs & Co.	09/17/25	(280)
JPY	1,670,000	USD	11,458	BNP Paribas SA	09/17/25	(330)
SEK	120,000	USD	12,574	Morgan Stanley & Co. LLC	09/17/25	(281)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,703	BRL	140,000	Goldman Sachs & Co.	09/17/25	$(21)
						(100,777)
						$579,260
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
13.37%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	417	$294	$1	$293
13.45%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	1,770	265	3	262
13.55%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	161	(48)	—	(48)
13.55%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	82	(28)	—	(28)
1-day SORA, 1.75%	Semi-Annual	1.73%	Semi-Annual	N/A	07/01/30	SGD	413	723	2	721
1-day TIIEFONDEO, 8.05%	Monthly	7.73%	Monthly	9/17/2025(a)	09/11/30	MXN	25,462	(6,071)	13	(6,084)
1-day TIIEFONDEO, 8.05%	Monthly	7.76%	Monthly	9/17/2025(a)	09/11/30	MXN	759	(139)	—	(139)
1-day TIIEFONDEO, 8.05%	Monthly	7.77%	Monthly	9/17/2025(a)	09/11/30	MXN	77	(12)	—	(12)
1-day TIIEFONDEO, 8.05%	Monthly	7.80%	Monthly	9/17/2025(a)	09/11/30	MXN	512	(49)	—	(49)
1-day TIIEFONDEO, 8.05%	Monthly	7.83%	Monthly	9/17/2025(a)	09/11/30	MXN	861	(27)	—	(27)
1-day TIIEFONDEO, 8.05%	Monthly	7.84%	Monthly	9/17/2025(a)	09/11/30	MXN	6,032	(19)	3	(22)
1-day TIIEFONDEO, 8.05%	Monthly	7.87%	Monthly	9/17/2025(a)	09/11/30	MXN	3,725	171	2	169
0.14%	Annual	1-day SSARON, (0.03)%	Annual	9/17/2025(a)	09/17/30	CHF	159	464	2	462
0.18%	Annual	1-day SSARON, (0.03)%	Annual	9/17/2025(a)	09/17/30	CHF	51	19	13	6
1.30%	At Termination	1-day THOR, 1.74%	At Termination	9/17/2025(a)	09/17/30	THB	1,788	6	—	6
1.31%	At Termination	1-day THOR, 1.74%	At Termination	9/17/2025(a)	09/17/30	THB	21,527	(352)	7	(359)
1.54%	At Termination	3-mo. TAIBOR, 1.68%	At Termination	9/17/2025(a)	09/17/30	TWD	25,175	3,904	10	3,894
1.55%	At Termination	3-mo. TAIBOR, 1.68%	At Termination	9/17/2025(a)	09/17/30	TWD	643	79	—	79

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.58%	At Termination	9/17/2025(a)	09/17/30	CNY	626	$55	$1	$54
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.59%	At Termination	9/17/2025(a)	09/17/30	CNY	2,645	339	4	335
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.61%	At Termination	9/17/2025(a)	09/17/30	CNY	1,712	447	2	445
1-day SORA, 1.75%	Semi-Annual	1.71%	Semi-Annual	9/17/2025(a)	09/17/30	SGD	84	18	1	17
3-mo. STIBOR, 2.16%	Quarterly	2.21%	Annual	9/17/2025(a)	09/17/30	SEK	9,458	(9,336)	11	(9,347)
3-mo. STIBOR, 2.16%	Quarterly	2.23%	Annual	9/17/2025(a)	09/17/30	SEK	542	(497)	1	(498)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.25%	Annual	9/17/2025(a)	09/17/30	EUR	5,058	(36,073)	(1,424)	(34,649)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.26%	Annual	9/17/2025(a)	09/17/30	EUR	138	(891)	2	(893)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.28%	Annual	9/17/2025(a)	09/17/30	EUR	127	(669)	2	(671)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.28%	Annual	9/17/2025(a)	09/17/30	EUR	116	(635)	2	(637)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.29%	Annual	9/17/2025(a)	09/17/30	EUR	43	(212)	(43)	(169)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.30%	Annual	9/17/2025(a)	09/17/30	EUR	39	(174)	18	(192)
3-mo. STIBOR, 2.16%	Quarterly	2.30%	Annual	9/17/2025(a)	09/17/30	SEK	495	(284)	(43)	(241)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.31%	Annual	9/17/2025(a)	09/17/30	EUR	328	(1,205)	(7)	(1,198)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.31%	Annual	9/17/2025(a)	09/17/30	EUR	284	(1,037)	(282)	(755)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.32%	Annual	9/17/2025(a)	09/17/30	EUR	317	(1,020)	12	(1,032)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.34%	Annual	9/17/2025(a)	09/17/30	EUR	126	(285)	(41)	(244)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.35%	Annual	9/17/2025(a)	09/17/30	EUR	555	(954)	6	(960)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.37%	Annual	9/17/2025(a)	09/17/30	EUR	92	(60)	14	(74)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.38%	Annual	9/17/2025(a)	09/17/30	EUR	138	(29)	45	(74)
3-mo. STIBOR, 2.16%	Quarterly	2.38%	Annual	9/17/2025(a)	09/17/30	SEK	1,841	(353)	—	(353)
3-mo. KRW CDC, 2.51%	At Termination	2.50%	At Termination	9/17/2025(a)	09/17/30	KRW	68,260	(5)	—	(5)
3-mo. KRW CDC, 2.51%	At Termination	2.50%	At Termination	9/17/2025(a)	09/17/30	KRW	107,586	2	1	1
3-mo. KRW CDC, 2.51%	At Termination	2.50%	At Termination	9/17/2025(a)	09/17/30	KRW	68,122	—	1	(1)
3-mo. KRW CDC, 2.51%	At Termination	2.53%	At Termination	9/17/2025(a)	09/17/30	KRW	570,448	526	4	522
3-mo. KRW CDC, 2.51%	At Termination	2.55%	At Termination	9/17/2025(a)	09/17/30	KRW	191,684	314	1	313
1-day CORRA, 2.75%	Semi-Annual	2.66%	Semi-Annual	9/17/2025(a)	09/17/30	CAD	427	(2,547)	(743)	(1,804)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day CORRA, 2.75%	Semi-Annual	2.72%	Semi-Annual	9/17/2025(a)	09/17/30	CAD	11	$(45)	$(14)	$(31)
3-mo. HIBOR, 1.62%	Quarterly	2.80%	Quarterly	9/17/2025(a)	09/17/30	HKD	8,666	(1,787)	12	(1,799)
3-mo. HIBOR, 1.62%	Quarterly	2.84%	Quarterly	9/17/2025(a)	09/17/30	HKD	402	13	—	13
1-day CORRA, 2.75%	Semi-Annual	2.85%	Semi-Annual	9/17/2025(a)	09/17/30	CAD	60	17	(155)	172
1-day CORRA, 2.75%	Semi-Annual	2.85%	Semi-Annual	9/17/2025(a)	09/17/30	CAD	150	37	(432)	469
3-mo. HIBOR, 1.62%	Quarterly	2.86%	Quarterly	9/17/2025(a)	09/17/30	HKD	1,142	159	1	158
3-mo. HIBOR, 1.62%	Quarterly	2.87%	Quarterly	9/17/2025(a)	09/17/30	HKD	414	83	1	82
3-mo. HIBOR, 1.62%	Quarterly	2.90%	Quarterly	9/17/2025(a)	09/17/30	HKD	208	82	—	82
1-day CORRA, 2.75%	Semi-Annual	2.91%	Semi-Annual	9/17/2025(a)	09/17/30	CAD	93	224	81	143
3.43%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	4,887	30,100	45	30,055
3.49%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	189	694	692	2
3.52%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	226	533	625	(92)
3.52%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	116	279	10	269
3.53%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	133	259	203	56
3.55%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	268	292	641	(349)
3.57%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	334	—	(510)	510
3.57%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	704	(64)	(34)	(30)
3.57%	Annual	1-day SOFR, 4.39%	Annual	9/17/2025(a)	09/17/30	USD	273	(62)	87	(149)
3.63%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	9/17/2025(a)	09/17/30	CZK	3,859	2,059	2	2,057
3.67%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	9/17/2025(a)	09/17/30	CZK	1,066	482	1	481
3.68%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	1,049	3,213	(712)	3,925
3.70%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	242	360	158	202
3.70%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	67	100	18	82
3.71%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	242	284	859	(575)
3.73%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	239	44	2	42
3.75%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	211	(60)	1	(61)
3.75%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	116	(117)	285	(402)
3.75%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	59	(70)	(69)	(1)
3.75%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	100	(25)	1	(26)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	176	$(338)	$2	$(340)
3.76%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	228	(111)	2	(113)
3.76%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	36	(75)	5	(80)
3.76%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	76	(141)	—	(141)
3.77%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	204	(459)	(27)	(432)
3.80%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	88	(143)	1	(144)
3.80%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	9/17/2025(a)	09/17/30	CZK	521	90	—	90
3.80%	Semi-Annual	6-mo. BBSW, 3.78%	Semi-Annual	9/17/2025(a)	09/17/30	AUD	121	(201)	1	(202)
3.80%	Annual	1-day SONIA, 4.22%	Annual	9/17/2025(a)	09/17/30	GBP	141	(579)	27	(606)
6-mo. WIBOR, 4.78%	Semi-Annual	4.05%	Annual	9/17/2025(a)	09/17/30	PLN	132	(207)	—	(207)
6-mo. WIBOR, 4.78%	Semi-Annual	4.05%	Annual	9/17/2025(a)	09/17/30	PLN	141	(226)	—	(226)
6-mo. WIBOR, 4.78%	Semi-Annual	4.06%	Annual	9/17/2025(a)	09/17/30	PLN	278	(413)	1	(414)
6-mo. WIBOR, 4.78%	Semi-Annual	4.06%	Annual	9/17/2025(a)	09/17/30	PLN	176	(263)	—	(263)
6-mo. WIBOR, 4.78%	Semi-Annual	4.07%	Annual	9/17/2025(a)	09/17/30	PLN	320	(429)	1	(430)
6-mo. WIBOR, 4.78%	Semi-Annual	4.10%	Annual	9/17/2025(a)	09/17/30	PLN	240	(247)	1	(248)
6-mo. WIBOR, 4.78%	Semi-Annual	4.13%	Annual	9/17/2025(a)	09/17/30	PLN	259	(174)	1	(175)
6-mo. WIBOR, 4.78%	Semi-Annual	4.16%	Annual	9/17/2025(a)	09/17/30	PLN	241	(83)	1	(84)
6-mo. WIBOR, 4.78%	Semi-Annual	4.17%	Annual	9/17/2025(a)	09/17/30	PLN	902	(150)	3	(153)
6-mo. WIBOR, 4.78%	Semi-Annual	4.18%	Annual	9/17/2025(a)	09/17/30	PLN	567	(33)	1	(34)
1-day MIBOR, 5.54%	At Termination	5.67%	At Termination	9/17/2025(a)	09/17/30	INR	6,963	(135)	1	(136)
1-day MIBOR, 5.54%	At Termination	5.70%	At Termination	9/17/2025(a)	09/17/30	INR	205,578	(1,707)	26	(1,733)
1-day MIBOR, 5.54%	At Termination	5.70%	At Termination	9/17/2025(a)	09/17/30	INR	7,610	(62)	1	(63)
1-day MIBOR, 5.54%	At Termination	5.70%	At Termination	9/17/2025(a)	09/17/30	INR	8,688	(59)	1	(60)
1-day MIBOR, 5.54%	At Termination	5.73%	At Termination	9/17/2025(a)	09/17/30	INR	4,353	28	—	28
1-day MIBOR, 5.54%	At Termination	5.74%	At Termination	9/17/2025(a)	09/17/30	INR	22,251	252	3	249
3-mo. JIBAR, 7.13%	Quarterly	7.36%	Quarterly	9/17/2025(a)	09/17/30	ZAR	4,113	1,012	2	1,010
3-mo. JIBAR, 7.13%	Quarterly	7.37%	Quarterly	9/17/2025(a)	09/17/30	ZAR	529	134	—	134
3-mo. JIBAR, 7.13%	Quarterly	7.40%	Quarterly	9/17/2025(a)	09/17/30	ZAR	2,085	699	1	698
3-mo. JIBAR, 7.13%	Quarterly	7.52%	Quarterly	9/17/2025(a)	09/17/30	ZAR	464	284	—	284

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.47%	At Termination	12/17/2025(a)	12/17/30	CNY	7,633	$(5,274)	$12	$(5,286)
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.47%	At Termination	12/17/2025(a)	12/17/30	CNY	5,827	(4,065)	9	(4,074)
								$(31,376)	$(524)	$(30,852)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
13.25%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	$20,941	$31,812	$—	$31,812
13.18%	At Termination	1-Day BZDIOVER, 0.06%	At Termination	BNP Paribas S.A.	N/A	01/02/29	BRL	36	68	—	68
									$31,880	$—	$31,880
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$21,238,485	$—	$21,238,485
U.S. Government Obligations	—	13,647,900	—	13,647,900
Short-Term Securities
Money Market Funds	3,646,275	—	—	3,646,275
	$3,646,275	$34,886,385	$—	$38,532,660

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$680,037	$—	$680,037
Interest Rate Contracts	62,124	80,752	—	142,876
Liabilities
Foreign Currency Exchange Contracts	—	(100,777)	—	(100,777)
Interest Rate Contracts	(27,726)	(79,724)	—	(107,450)
	$34,398	$580,288	$—	$614,686

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate